Impact on the results of operations of transactions between the Corporation and PR Asset Portfolio 2013-1 International, LLC (Detail) (100%, PR Asset Portfolio 2013-1 International, LLC [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	$ 4,410	$ 3,116
Loans Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	4,340	2,966
Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	$ 70	$ 150